SUBSEQUENT EVENTS (Details 4) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
SUBSEQUENT EVENTS
Balance - beginning	$ 1,258,000	$ 314,300
Net changes in prices and production costs	0	0
Net changes in future development costs	0	0
Sales of oil and gas produced, net	(423,928)	(266,538)
Extensions, discoveries and improved recovery	0	0
Purchases of reserves	0	0
Sales of reserves	0	0
Revisions of previous quantity estimates	114,972	(99,613)
Previously estimated development costs incurred	0	0
Net change in income taxes	0	181,718
Accretion of discount	188,730	125,800
Other	749,526	962,333
Balance - ending	$ 1,887,300	$ 1,258,000